FAIR VALUE MEASUREMENTS (Details) - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Oct. 22, 2019	Sep. 30, 2019	Jul. 30, 2019
Schedule of Held-to-maturity Securities [Line Items]
Assets held in trust account	$ 139,182,449	$ 139,158,500				$ 138,414,479
Assets:
Fair Value		0				0		$ 0	$ 0
Liabilities:
Warrant liability	2,260,500	3,452,400	$ 2,548,200	$ 2,383,800	$ 1,027,500	1,972,800	$ 1,356,300
Cash
Schedule of Held-to-maturity Securities [Line Items]
Assets held in trust account	9,533	5,563				220
U.S. Treasury Securities (Mature on 04/08/2021)
Schedule of Held-to-maturity Securities [Line Items]
Assets held in trust account						138,414,259
U.S. Treasury Securities (Matured on 01/07/2021)
Schedule of Held-to-maturity Securities [Line Items]
Assets held in trust account		139,152,937
Investments - U.S. Treasury Securities Money Market Fund
Assets:
Amortized Cost	$ 139,172,916	139,152,937
Private Placement Warrants
Schedule of Held-to-maturity Securities [Line Items]
Warrant outstanding	4,110,000
Liabilities:
Warrant liability	$ 2,260,500	3,452,400			$ 1,027,500	1,972,800	$ 1,400,000
Level 1 | U.S. Treasury Securities (Mature on 04/08/2021)
Assets:
Amortized Cost	139,172,916
Gross Holdings Gains	2,084
Fair Value	139,175,000
Level 1 | U.S. Treasury Securities (Mature on 04/08/2021) | Recurring
Assets:
Amortized Cost						138,414,259
Gross Holdings Gains						26,719
Fair Value						138,440,978
Level 1 | U.S. Treasury Securities (Matured on 01/07/2021)
Assets:
Amortized Cost		139,152,937
Gross Holdings Gains		2,063
Fair Value		139,155,000
Level 1 | U.S. Treasury Securities (Matured on 01/07/2021) | Recurring
Assets:
Amortized Cost		139,152,937
Gross Holdings Gains		2,063
Fair Value		139,155,000
Level 3 | Private Placement Warrants
Liabilities:
Warrant liability	$ 2,260,500	3,452,400
Level 3 | Private Placement Warrants | Recurring
Liabilities:
Warrant liability		$ 3,452,400				$ 1,972,800